SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	240 months
Amortization of Intangible Assets	$ 1,551	$ 576
Advertising Expense	8,157	261
Shipping Cost	43,299	8,065
Handling Cost	44,467	37,358
Stock Issued During Period, Shares, Share-based Compensation, Forfeited	1,140,000	7,500,000
Stock Issued During Period, Value, Share-based Compensation, Forfeited	206,700	457,500
Tax credit carryforward, amount	3,357,144	2,209,715
Tax certificate transfer program fee	302,143	198,875
Deferred Revenue	1,269,470	0	1,010,178
Deferred Cost Of Goods Sold	569,036	0	456,741
Unrecognized tax benefits resulting in net operating loss carryforward	$ 3,357,144	$ 5,187,471
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years